Acquisition of Construction Services Business (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of Preliminary Estimated Fair Values of Assets Acquired and Liabilities Assumed

The preliminary estimated fair values of assets acquired and liabilities assumed as of November 1, 2017, are as follows (in millions of dollars):

Cash and cash equivalents	$0.8
Contracts receivable	18.3
Other receivables	5.4
Property, plant and equipment	15.1
Prepaid expenses and deposits	1.7
Intangible assets	44.8
Goodwill	32.0

Total assets acquired	118.1
Current liabilities	(18.5)
Other long-term liabilities	(0.3)

Net assets acquired	$99.3

Summary of Estimated Future Amortization of Intangible Assets Acquired	The estimated future amortization of the intangible assets acquired in the acquisition for the next five years is as follows (in thousands):

2018	$3,641
2019	3,724
2020	3,669
2021	3,391
2022	3,391

Schedule of Pro Forma Consolidated Financial Information

The unaudited pro forma consolidated financial information for fiscal 2017 and fiscal 2016 (assuming the acquisition of Neuco occurred as of the beginning fiscal 2016) is as follows (in thousands of dollars, except per share amounts):

	Year Ended December 31,
	2017	2016
Total operating revenues	$2,639,452	$2,556,124
Net income attributable to Southwest Gas Holdings, Inc.	$203,245	$156,108
Basic earnings per share	$4.24	$3.29
Diluted earnings per share	$4.24	$3.26

Schedule of Statements of Income Operations

Actual results from Neuco operations, excluding deal costs incurred by Centuri, included in the Consolidated Statements of Income since the date of acquisition are as follows (in thousands of dollars):

Year ended December 31, 2017
Construction revenues	$17,182
Net income attributable to Neuco	2,772